Note 8 - Segment Information (Details Textual)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025 segment	Jun. 30, 2026 segment	Dec. 31, 2025 segment
Number of reportable segments	1	1	3
Archimedes Tech SPAC Partners II Co
Number of reportable segments		1	1